RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTIES
(17)	Related Party Transactions

The following summaries relate to certain related party transactions entered into by the Company with certain of its shareholders, its shareholders affiliates and the Company’s affiliates.

Advisory Services Agreement

Certares Management Corp. (“Certares”), an indirect equity owner of the Company, provides certain advisory services to the Company for which fees of less than $1 million were incurred for each of the three months ended March 31, 2022 and 2021. As of March 31, 2022 and December 31, 2021, the Company had $5.0 million and $4.4 million as amounts payable to Certares under this agreement. The agreement is expected to terminate upon the closing of the Business Combination.

Commercial Agreements

The Company has various commercial agreements with the affiliates of Amex Coop. In respect of such agreement, included in the operating costs are costs of approximately $5 million and $2 million in charges from affiliates of Amex Coop for the three months ended March 31, 2022 and 2021, respectively. Revenues also include income from affiliates of Amex Coop for approximately $5 million and $4 million for the three months ended March 31, 2022 and 2021, respectively. Amounts payable to affiliates of Amex Coop under these agreements as of March 31, 2022 and December 31, 2021, were $18 million and $16 million, respectively. Amounts receivable from affiliates of Amex Coop under these agreements was $4 million and $15 million as of March 31, 2022 and December 31, 2021, respectively. In anticipation of, and effective upon, the closing of the Business Combination, the parties agreed to amend the terms of certain of these commercial arrangements.

Apart from above, there are certain tax indemnity and other agreements between the Company and affiliates of Amex Coop. Amounts payable to affiliates of Amex Coop in respect of such agreements was $ 2 million as of both March 31, 2022 and December 31, 2021. Amounts receivable from affiliates of Amex Coop in respect of such agreements were $0.9 million and $0.3 million as of March 31, 2022 and December 31, 2021, respectively.

License of American Express Marks

GBT US LLC, a wholly owned subsidiary of GBT, has entered into a royalty-free trademark license agreement with American Express pursuant to which GBT US LLC was granted a license to use, and the right to sublicense to certain subsidiaries of GBT the right to use, the American Express trademarks used in the American Express Global Business Travel and American Express Meetings & Events brands for business travel, business consulting and meetings and events businesses on a royalty-free, exclusive, non-assignable, non-sublicensable (other than as set out in the agreement), and worldwide basis.

In connection with the consummation of the business combination with APSG, the parties will amend and restate the foregoing trademark license agreement to grant GBT Travel Services UK Limited (“GBT UK”), an indirect wholly owned subsidiary of GBT, a long-term, 11-year license (unless earlier terminated or extended) pursuant to which GBT UK, all wholly owned operating subsidiaries of GBT’s publicly listed entity and other permitted sublicensees will license the American Express trademarks used in the American Express Global Business Travel brand, transition the American Express Meetings & Events brand to the American Express GBT Meetings & Events brand, and license the American Express trademarks used in the American Express GBT Meetings & Events brand for business travel, meetings and events, business consulting and other services related to business travel (“Business Travel Services”). This amended and restated trademark license agreement will also provide GBT’s publicly listed entity the flexibility to operate non-Business Travel Services businesses under brands that do not use any trademarks owned by American Express, subject to certain permissibility and other requirements.

Shareholders Agreement

GBT has entered into a shareholders’ agreement with its shareholders, which has been amended and restated from time-to-time. The shareholders’ agreement contains agreements among the parties with respect to, among other things, board designation rights, consent rights, drag-along and tag-along rights, pre-emptive rights, registration rights and restrictions on the transfer of GBT shares. The consent rights and restrictions on tag-along, drag-along and pre-emptive rights, as well as certain of the restrictions on transfers of shares under the shareholders agreement, terminate upon the consummation of the business combination with APSG. In connection with the business combination with APSG, the Company will enter into a new shareholders agreement that will supersede the current shareholders agreement and will include provisions with respect to tax matters and corporate governance following the business combination with APSG.

Commercial and Operating Agreements with Expedia

An affiliate of GBT and an affiliate of Expedia entered into a ten-year term marketing partner agreement to provide the GBT’s corporate clients with access to Expedia group’s hotel content. As a result of this agreement, the Company recognized revenue of $19 million for the three months ended March 31, 2022 and the Company had $9 million and $4 million receivable from the affiliate of Expedia as of March 31, 2022 and December 31, 2021, respectively.

GBT UK has entered into a Transition Services Agreement with Expedia, Inc. (the “Egencia TSA”), pursuant to which Expedia, Inc. (an affiliate of Expedia) and its affiliates provide certain transition services to GBT UK and its affiliates to facilitate an orderly transfer of Egencia from Expedia to GBT. For the three months ended March 31, 2022, the total cost charged to the Company was approximately $11 million that was included in the Company’s consolidated statements of operations and as of March 31, 2022 and December 31, 2021 the Company had a payable to Expedia Inc. of $11 million and $8 million, respectively. Further, as of March 31, 2022 and December 31, 2021, Egencia had a net payable of $4 million and $16 million to Expedia primarily on account of pre-acquisition transactions between Egencia and Expedia and as Expedia collected cash on behalf of Egencia for several of Egencia’s transactions during the three months ended March 31, 2022.

(23)	Related Party Transactions

The following summaries relate to certain related party transactions entered into by the Company with certain of its shareholders, its shareholders affiliates and the Company’s affiliates.

Advisory Services Agreement

On March 2, 2016, the Company entered into an advisory services agreement with Certares Management Corp. (“Certares”), an indirect equity owner of the Company, pursuant to which Certares agreed to provide certain advisory services to the Company for which fees of approximately $2.5 million were incurred for each of the years ended December 31, 2021, 2020 and 2019. As of December 31, 2021 and 2020, the Company had $4.4 million and $2.0 million as amounts payable to Certares under this agreement. The agreement is expected to terminate upon the consummation of the Business Combination Agreement.

Commercial Agreements

In June 2014, in connection with, and as part of, the formation of the Company, GBT III B.V. entered into a series of commercial arrangements on an arm’s-length basis with affiliates of Amex Coop. These arrangements included, among other things, affiliates of Amex Coop’s oversight of certain legal compliance functions of the Company’s business, services in support of the affiliates of Amex Coop’s consumer services and consumer travel businesses, including the Company’s support of certain affiliates of Amex Coop’s partnerships and the parties’ joint negotiation with travel suppliers, American Express card acceptance by the Company as an American Express card merchant, the strategic relationship between the Company and affiliates of Amex Coop’s corporate payments/commercial services business, including lead generation, joint client services and product development, and data sharing, the provision of business travel and meetings and events services by the Company to affiliates of Amex Coop’s, the provision of corporate payments services by the affiliates of Amex Coop’s to the Company and participation in the American Express Membership Rewards Program for the provision of bonus points to qualifying clients of the Company. Subsequent to reorganization in 2019, certain of these contracts were assigned to GBT. In anticipation of, and effective upon, the consummation of the business combination with APSG, the parties agreed to amend the terms of certain of these commercial arrangements.

In respect of the above agreements, included in the operating costs are costs of approximately $10 million, $12 million and $34 million in charges from affiliates of Amex Coop for the years ended December 31, 2021, 2020 and 2019, respectively. Revenues also include income from affiliates of Amex Coop for approximately $19 million, $21 million and $23 million for the years ended December 31, 2021, 2020 and 2019, respectively. Amounts payable to affiliates of Amex Coop under these agreements as of December 31, 2021 and 2020, were $16 million and $4 million, respectively. Amounts receivable from affiliates of Amex Coop under these agreements was $15 million as of both December 31, 2021 and 2020.

Apart from above, there are certain tax indemnity (see note 4 — Income Taxes) and other agreements between the Company and affiliates of Amex Coop. Amounts payable to affiliates of Amex Coop as of December 31, 2021 and 2020, in respect of such agreements, were $2.0 million and $2.7 million, respectively. Amounts receivable from affiliates of Amex Coop in respect of such agreements were $0.3 million and $0.2 million as of December 31, 2021 and 2020, respectively.

License of American Express Marks

In June 2014, in connection with, and as part of, the formation of the Company, GBT US LLC, a wholly- owned subsidiary of GBT, entered into a royalty-free trademark license agreement with American Express pursuant to which GBT US LLC was granted a license for GBT US, GBT III B.V., all wholly-owned subsidiaries of GBT III B.V. and other permitted sublicensees to license the American Express trademarks used in the American Express Global Business Travel and American Express Meetings & Events brands for business travel, business consulting and meetings and events businesses on a royalty-free, exclusive, non- assignable, non-sublicensable (other than as set out in the agreement), and worldwide basis.

In connection with the consummation of the business combination with APSG, the parties will amend and restate the foregoing trademark license agreement to grant GBT Travel Services UK (“GBT UK”), an indirect wholly owned subsidiary of GBT, a long-term, 11-year license (unless earlier terminated or extended) pursuant to which GBT UK, all wholly owned operating subsidiaries of GBT’s publicly listed entity and other permitted sublicensees will continue to license the American Express trademarks used in the American Express Global Business Travel brand, transition the American Express Meetings & Events brand to the American Express GBT Meetings & Events brand, and license the American Express trademarks used in the American Express GBT Meetings & Events brand for business travel, meetings and events, business consulting and other services related to business travel (“Business Travel Services”). This amended and restated trademark license agreement will also provide GBT’s publicly listed entity the flexibility to operate non-Business Travel Services businesses under brands that do not use any trademarks owned by American Express, subject to certain permissibility and other requirements.

Shareholders Agreement

On June 30, 2014, GBT entered into a shareholders agreement with its then shareholders American Express and a predecessor of Juweel, which contains agreements among the parties with respect to, among other things, board designation rights, consent rights, drag-along and tag-along rights, pre-emptive rights, registration rights and restrictions on the transfer of our shares. On December 10, 2019, in connection with an internal restructuring of GBT, the original shareholders agreement was superseded, and affiliates of Amex Coop., Juweel and GBT entered into a new shareholders agreement. The new shareholders agreement was further amended and restated on March 15, 2021, to, among other things, provide for GBT preferred shares and amend and restate certain other rights and obligations with respect to the GBT capital stock and GBT, and was further amended and restated on November 1, 2021, in connection with the acquisition of Egencia. The consent rights and restrictions on tag-along, drag-along and pre-emptive rights, as well as certain of the restrictions on transfers of shares under the shareholders agreement, terminate upon the consummation of the business combination with APSG. In connection with the business combination with APSG, the Company will enter into a new shareholders agreement that will supersede the current shareholders agreement and will include provisions with respect to tax matters and corporate governance following the business combination with APSG.

Commercial and Operating Agreements with Expedia

In connection with the acquisition of Egencia, on November 1, 2021, an affiliate of GBT and an affiliate of Expedia entered into a ten-year term marketing partner agreement to provide the GBT’s corporate clients with access to Expedia group hotel content (the “EPS Agreement”). The EPS Agreement requires an affiliate of Expedia to meet certain competitiveness thresholds with respect to the Expedia group hotel content offered to GBT and requires GBT to satisfy certain share of wallet commitments to the affiliate of Expedia (including the making of cash shortfall payments in the event of share of wallet failure, subject to offset based on outperformance by GBT in subsequent periods). The GBT’s share of wallet obligations are subject to adjustment for future acquisitions and dispositions and the failure of the affiliate of Expedia to meet agreed competitiveness thresholds. As a result of the above agreement, the Company recognized revenue of $8 million for the period ended December 31, 2021 and as of December 31, 2021, the Company had a $4 million receivable from the affiliate of Expedia.

As part of the Egencia acquisition, on November 1, 2021, GBT UK entered into a Transition Services Agreement with Expedia, Inc. (the “Egencia TSA”), pursuant to which Expedia, Inc. (an affiliate of Expedia) and its affiliates provide certain transition services to GBT UK and its affiliates to facilitate an orderly transfer of Egencia from Expedia to GBT. The initial term of the Egencia TSA is 18 months. The initial term of each service is set forth in the Egencia TSA, and the term of certain services is subject to extension under certain circumstances. GBT UK has the right to terminate services for convenience upon prior written notice to Expedia, Inc. For services provided by Expedia to Egencia prior to the Egencia acquisition, pricing under the Egencia TSA is determined in the same manner as pricing for such services was historically determined by Expedia, Inc. For services that were not provided by Expedia, Inc. to Egencia prior to the Egencia acquisition, in general pricing is equal to the cost of providing such services. For the period ended December 31, 2021, the total cost charged to the Company was approximately $8 million that was included in the Company’s consolidated statements of operations and as of December 31, 2021 the Company had a payable to Expedia Inc. of $8 million.

As of November 1, 2021, the date the Egencia acquisition was consummated, Egencia had a balance payable to Expedia of $26 million on account of pre-acquisition transactions between Egencia and Expedia. Further, pending completion of transition of several processes, Expedia collected cash on behalf of Egencia for several of Egencia’s transactions. As a result, as of December 31, 2021, Egencia had a net payable of $16 million to Expedia.

Apollo Strategic Growth Capital
RELATED PARTIES

NOTE 5 —  RELATED PARTIES

Founder Shares

In October 2008, the Company was formed by Apollo Principal Holdings III, L.P. (“Holdings”), at which point, one ordinary share was issued in exchange for the payment of operating and formation expenses of the Company. In August 2020, Holdings transferred its ownership in the Company, consisting of one ordinary share, to the Sponsor for no consideration. On August 6, 2020, the Company completed a share split of its ordinary shares and, as a result, 28,750,000 of the Company’s Class B ordinary shares were outstanding (the “Founder Shares”). In September 2020, 25,000 Founder Shares were transferred to each of the Company’s three independent directors at a purchase price of $0.00087 per share. The independent directors paid $65.25 in the aggregate for the 75,000 shares to the Sponsor. On September 16, 2020, the Sponsor surrendered 7,187,500 ordinary shares, thereby effecting a 1.33333:1 share recapitalization, and, as a result, 21,562,500 of the Company’s Founder Shares were outstanding. As a result of the underwriters’

election to partially exercise their overallotment option, in November 2020, the Sponsor forfeited 1,142,250 Class B ordinary shares. All share and per share amounts are retroactively reflected in the accompanying condensed financial statements.

The Founder Shares are identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares are Class B ordinary shares which automatically convert into Class A ordinary shares at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On August 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $750,000 to cover expenses related to the Public Offering pursuant to an unsecured promissory note (the “Note”). This Note bore interest at a rate of 0.17% per annum and is payable on the earlier of March 31, 2021 or the closing date of the Public Offering. Upon the close of the Public Offering on October 6, 2020, the Note was no longer available.

On October 20, 2020, the Sponsor executed an unsecured promissory note (the “October Note”) to loan the Company an aggregate principal amount of $1,500,000. The October Note bears interest at a rate of 0.14% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On October 20, 2020, the Company borrowed $1,500,000 pursuant to the October Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the October Note was $1,500,000. As of March 31, 2022 and December 31, 2021, the outstanding interest on the October Note was $3,032 and $2,514, respectively.

On February 22, 2021, the Sponsor executed an unsecured promissory note (the “February Note”) to loan the Company an aggregate principal amount of $800,000. The February Note bears interest at a rate of 0.12% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On February 22, 2021, the Company borrowed $800,000 pursuant to the February Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the February Note was $800,000 and $800,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the February Note was $1,057 and $821, respectively.

On June 18, 2021, the Sponsor executed an unsecured promissory note (the “June Note”) to loan the Company an aggregate principal amount of $2,000,000. The June Note bears interest at a rate of 0.13% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On June 18, 2021, the Company borrowed $2,000,000 pursuant to the June Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the June Note was $2,000,000 and $2,000,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the June Note was $2,016 and $1,375, respectively.

On September 14, 2021, the Sponsor executed an unsecured promissory note (the “September Note”) to loan the Company an aggregate principal amount of $1,500,000. The September Note bears interest at a rate of 0.17% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On September 14, 2021, the Company borrowed $1,500,000 pursuant to the September Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the September Note was $1,500,000 $1,500,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the September Note was $1,395 and $755, respectively.

Advances from Related Parties

Affiliates of the Sponsor paid certain formation, operating and offering costs on behalf of the Company. These advances are due on demand and are non-interest bearing. For the three months ended March 31, 2022 and 2021, the related parties paid $2,218,378 and

$2,472 of offering costs and other expenses on behalf of the Company, respectively. As of March 31, 2022 and December 31, 2021, there was $4,258,589 and $2,040,211 due to the related parties, respectively.

Administrative Service Fee

Commencing on the date the Units were first listed on the NYSE, the Company has agreed to pay the Sponsor a total of $16,667 per month for office space, utilities and secretarial and administrative support for up to 27 months. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid $50,001 and $50,647 for such expenses under the administrative services agreement for the three months ended March 31, 2022 and 2021, respectively.

NOTE 5 — RELATED PARTIES

Founder Shares

In October 2008, the Company was formed by Apollo Principal Holdings III, L.P. (“Holdings”), at which point, one ordinary share was issued in exchange for the payment of operating and formation expenses of the Company. In August 2020, Holdings transferred its ownership in the Company, consisting of one ordinary share, to the Sponsor for no consideration. On August 6, 2020, the Company completed a share split of its ordinary shares and, as a result, 28,750,000 of the Company’s Class B ordinary shares were outstanding (the “Founder Shares”). In September 2020, 25,000 Founder Shares were transferred to each of the Company’s three independent directors at a purchase price of $0.00087 per share. The independent directors paid $65.25 in the aggregate for the 75,000 shares to the Sponsor. On September 16, 2020, the Sponsor surrendered 7,187,500 ordinary shares, thereby effecting a 1.33333:1 share recapitalization, and, as a result, 21,562,500 of the Company's Founder Shares were outstanding. As a result of the underwriters' election to partially exercise their overallotment option, in November 2020, the Sponsor forfeited 1,142,250 Class B ordinary shares. All share and per share amounts are retroactively reflected in the accompanying financial statements.

The Founder Shares are identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares are Class B ordinary shares which automatically convert into Class A ordinary shares at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On August 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $750,000 to cover expenses related to the Public Offering pursuant to an unsecured promissory note (the “Note”). This Note bears interest at a rate of 0.17% per annum and is payable on the earlier of March 31, 2021 or the closing date of the Public Offering. Upon the close of the Public Offering on October 6, 2020, the Note was no longer available.

On October 20, 2020, the Sponsor executed an unsecured promissory note (the “October Note”) to loan the Company an aggregate principal amount of $1,500,000. The October Note bears interest at a rate of 0.14% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On October 20, 2020, the Company borrowed $1,500,000 pursuant to the October Note. As of December 31, 2021 and 2020, the outstanding balance on the October Note was $1,500,000. As of December 31, 2021 and 2020, the outstanding interest on the October Note was $2,514 and $414, respectively. Up to $1,500,000 of the October Note may be convertible into warrants identical to the Private Placement Warrants at a price of $1.50 per warrant at the option of the lender.

On February 22, 2021, the Sponsor executed an unsecured promissory note (the “February Note”) to loan the Company an aggregate principal amount of $800,000. The February Note bears interest at a rate of 0.12% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On February 22, 2021, the Company borrowed $800,000 pursuant to the February Note. As of December 31, 2021, the outstanding balance on the February Note was $800,000. As of December 31, 2021, the outstanding interest on the February Note was $821.

On June 18, 2021, the Sponsor executed an unsecured promissory note (the “June Note”) to loan the Company an aggregate principal amount of $2,000,000. The June Note bears interest at a rate of 0.13% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On June 18, 2021, the Company borrowed $2,000,000 pursuant to the June Note. As of December 31, 2021, the outstanding balance on the June Note was $2,000,000. As of December 31, 2021, the outstanding interest on the June Note was $1,375.

On September 14, 2021, the Sponsor executed an unsecured promissory note (the “September Note”) to loan the Company an aggregate principal amount of $1,500,000. The September Note bears interest at a rate of 0.17% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On September 14, 2021, the Company borrowed $1,500,000 pursuant to the September Note. As of December 31, 2021, the outstanding balance on the September Note was $1,500,000. As of December 31, 2021, the outstanding interest on the September Note was $755.

Advances from Related Parties

Affiliates of the Sponsor paid certain formation, operating and offering costs on behalf of the Company. These advances are due on demand and are non-interest bearing. For the years ended December 31, 2021 and December 31, 2020 and for the period from October 10, 2008 (inception) through December 31, 2020, the related parties paid $2,040,211, $373,517 and $0 of offering costs and other expenses on behalf of the Company, respectively. As of December 31, 2021, 2020 and 2019, there was $2,040,211, $373,517 and $0 due to the related parties, respectively.

Administrative Service Fee

Commencing on the date the Units were first listed on the NYSE, the Company has agreed to pay the Sponsor a total of $16,667 per month for office space, utilities and secretarial and administrative support for up to 27 months. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid $200,650, $46,669 and $0 for such expenses under the administrative services agreement for the years ended December 31, 2021, 2020 and 2019, respectively.